INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

11.    INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

Investments accounted for under the equity method.

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”), a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. In April 2019, JinkoSolar made pro rata additional capital injection to SSHC with the amount of RMB295 million. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB1,869,496, income of RMB3,501,228 and a loss of RMB47,852,250 for the years ended December 31,2017, 2018 and 2019, respectively. JinkoSolar sold modules of 488.8 MW, 609.4 MW and 64.4 MW and recognized revenue of RMB1,219.8 million,RMB1,416.0 million and RMB144.3 million on sales to the Project Company (note 26) during the years ended December 31, 2017, 2018 and 2019, respectively. Unrealized profit amounted to RMB1,559,058,RMB2,593,322 and RMB5,943,014 in connection with the intercompany transactions with the Project Company was eliminated during the years ended December 31, 2017, 2018 and 2019, respectively. The carrying value of this investment was RMB3,501,228 and RMB250,698,341 at December 31, 2018 and 2019.

On March 30, 2017, JinkoSolar signed a shareholder agreement with Yangzhou Tiansheng PV-Tech Co., Ltd., a Chinese PV enterprise, to jointly invest in and establish a company named Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”) to process and assemble PV modules as OEM manufacturer in Jiangsu province, China. JinkoSolar holds 30% equity interest in Jinko-Tiansheng and accounts for its investment using the equity method. JinkoSolar’s share of Jinko-Tiansheng’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB186,173,RMB891,377 and RMB 1,002,465 for the years ended December 31, 2017, 2018 and 2019, respectively. Jinko Tiansheng charged processing fee amounted to RMB8,375,075,RMB19,741,927 and RMB39,565,882 to the Company for its OEM services provided (note 26) during the years ended December 31, 2017, 2018 and 2019, respectively. Unrealized profit amounted to RMB309,036, and RMB696,551 and unrealized loss amounted to RMB1,801,626 due to the intercompany transactions with Jinko Tiansheng was eliminated for the years ended December 31, 2017, 2018 and 2019, respectively. The carrying value of this investment was RMB14,927,037 and RMB12,122,946 at December 31, 2018 and 2019, respectively.

Equity securities without readily determinable fair values

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gansu province, China, for a consideration of RMB7,200,000. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments with the amount of RMB7,200,000 as of December 31, 2018 and 2019.